CONSOLIDATED BALANCE SHEETS - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 185,530	$ 272,750
Deposits, prepayment and other receivables (note 4)	1,754	1,685
Consideration receivable (note 5)	0	165,506
Current assets from discontinued operations (note 3)	0	1,724
Total current assets	187,284	441,665
Property, plant and equipment, net (note 6)	423	786
Intangible assets	438	438
Non-current assets from discontinued operations (note 3)	0	120,550
Consolidated total assets	188,145	563,439
Current liabilities
Other payables and accruals (note 7)	1,341	776
Tax payable	9,407	8,678
Current liabilities from discontinued operations (note 3)	0	3,676
Total current liabilities	10,748	13,130
Consolidated total liabilities	10,748	13,130
Commitments and contingencies (note 10)	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2018 and 2019, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(30)	(30)
Retained earnings	151,277	524,189
Total shareholders' equity	177,397	550,309
Total liabilities and shareholders' equity	$ 188,145	$ 563,439